Accrued Expense and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Expense and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	June 30, 2025	December 31, 2024
Payroll payable	$673,437	$496,766
Rent payable	153,674	81,178
Equipment payable	156,412	38,105
Software service fee	242,980	—
Other payables	171,918	116,370
Total	$1,398,421	$732,419